April 23, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:      ProShares Trust (the “Trust”)

            (File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF, dated October 1, 2019, as supplemented or amended, as filed under Rule 497 on April 3, 2020 (SEC Accession No. 0001683863-20-001815).

As Chief Legal Officer and Secretary of the Trust, I have reviewed the enclosed Amendment and represent that, to the best of my knowledge, the Amendment does not contain any disclosure which would render it ineligible to become effective under Rule 497.

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.

Sincerely,

/s/ Richard F. Morris

Richard F. Morris

Chief Legal Officer and Secretary